N-2	Apr. 16, 2025 USD ($)
Cover [Abstract]
Entity Central Index Key	0001723701
Amendment Flag	false
Document Type	424B3
Entity Registrant Name	PIMCO FLEXIBLE MUNICIPAL INCOME FUND
Other Transaction Expenses [Abstract]
Annual Expenses [Table Text Block]
Annual Fund Operating Expenses (as a percentage of Net Assets Attributable to Common Shares (reflecting leverage attributable to Preferred Shares representing approximately 26.67% of the Fund’s total managed assets)):

	Institutional Class	Class A-1	Class A-2	Class A-3
Management Fees (1)	1.02%	1.02%	1.02%	1.02%
Distribution and/or Service (12b-1) Fees	N/A	0.50%	0.50%	0.75%
Dividend and Other Costs on Preferred Shares (2)(3)	1.73%	1.73%	1.73%	1.73%
Other Expenses (4)	0.02%	0.02%	0.02%	0.02%
Acquired Fund Fees and Expenses (Underlying Fund Expenses) (5)	0.10%	0.10%	0.10%	0.10%
Total Annual Fund Operating Expenses	2.87%	3.37%	3.37%	3.62%

(1)
Management fees include fees payable to the Investment Manager for advisory services and for supervisory, administrative and other services. The Fund pays for the advisory, supervisory and administrative services it requires under what is essentially an all-in
fee structure (the “unified management fee”). Pursuant to an investment management agreement, PIMCO is paid a Management Fee of 0.75% of the Fund’s total managed assets. The Fund (and not PIMCO) is responsible for certain fees and expenses, which are reflected in the table above, that are not covered by the unified management fee under the investment management agreement. Please see “Management of the Fund - Investment Management Agreement” for an explanation of the unified management fee and definition of “total managed assets.” Management Fees have been restated to reflect leverage attributable to Preferred Shares issued by the Fund on April 16, 2025.

(2)
“Dividend and Other Costs on Preferred Shares” are borne by the Fund separately from the management fees paid to PIMCO. Excluding such expenses, Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement are 1.14%, 1.64%, 1.64% and 1.89% for Institutional Class,
Class A-1,
Class A-2
and
Class A-3
shares, respectively. Amounts shown for Dividend and Other Costs on Preferred Shares include estimated costs attributable to additional Preferred Shares issued on April 16, 2025. Dividends and Other Costs on Preferred Shares is calculated and presented equally across all share classes.

(3)
“Dividends and Other Costs on Preferred Shares” have been restated to reflect the Fund’s outstanding Preferred Shares on April 16, 2025 which represented 26.67% of the Fund’s total average managed assets, at an estimated annual dividend cost of 4.81% (which is based on market conditions as of December 31, 2024), and including the amortization of Preferred Share offering costs of $1,376,538 over the period until such class of Preferred Shares’ next Early Term Redemption Date, as defined below. See “Description of Capital Structure and Shares—Preferred Shares—Mandatory Redemptions.” The actual dividend rate paid on the Preferred Shares will vary over time in accordance with variations in market interest rates. See “Use of Leverage” and “Description of Capital Structure.” Dividend and Other Costs on Preferred Shares are borne directly by the Fund and reflected in the Fund’s financial statement; however, the information presented in the table will differ from that presented in the Fund’s Financial Highlights.

(4)	“Other Expenses” are based on estimated amounts for the current fiscal year.
(5)
Acquired Fund Fees and Expenses are based on the expense ratios of the other investment companies in which the Fund invests, which may change substantially over time and, therefore, significantly affect the Acquired Fund Fees and Expenses. Acquired Fund Fees and Expenses are borne indirectly by the Fund, but they will not be reflected in the Fund’s financial statements; and the information presented in the table will differ from that presented in the Fund’s financial highlights.

Other Annual Expenses [Abstract]
Expense Example [Table Text Block]
Example
As required by relevant SEC regulations, the following example illustrates the expenses (including any applicable sales charge) that you would pay on a $1,000 investment in the Common Shares, assuming a 5% annual return
(1)
:
If you redeem your shares at the end of each period:

	1 year	3 Years	5 Years	10 Years
Institutional Class	$29	$89	$151	$319
Class A-1	$34	$104	$176	$366
Class A-2	$73	$130	$200	$385
Class A-3	$36	$111	$187	$388
If you do not redeem your shares:

	1 year	3 Years	5 Years	10 Years
Class A-2	$63	$130	$200	$385

(1)
The example above should not be considered a representation of future expenses. Actual expenses may be higher or lower than those shown. The example assumes that the estimated Dividend and Other Costs on Preferred Shares and Other Expenses set forth in the Annual Expenses table are accurate, that the Total Annual Fund Operating Expenses (as described above) remain the same for all periods shown, and that all dividends and distributions are reinvested at NAV. Actual expenses may be greater or less than those assumed. Moreover, the Fund’s actual rate of return may be greater or less than the hypothetical 5% annual return shown in the example. In addition to the fees and expenses described above, you may also be required to pay transaction or other fees on purchases of Institutional Class,
Class A-1,
Class A-2
or
Class A-3
Common Shares of the Fund, which are not reflected in the example.

Other Expenses, Note [Text Block]	“Other Expenses” are based on estimated amounts for the current fiscal year.
Management Fee not based on Net Assets, Note [Text Block]	Management fees include fees payable to the Investment Manager for advisory services and for supervisory, administrative and other services. The Fund pays for the advisory, supervisory and administrative services it requires under what is essentially an all-in
	fee structure (the “unified management fee”). Pursuant to an investment management agreement, PIMCO is paid a Management Fee of 0.75% of the Fund’s total managed assets. The Fund (and not PIMCO) is responsible for certain fees and expenses, which are reflected in the table above, that are not covered by the unified management fee under the investment management agreement. Please see “Management of the Fund - Investment Management Agreement” for an explanation of the unified management fee and definition of “total managed assets.” Management Fees have been restated to reflect leverage attributable to Preferred Shares issued by the Fund on April 16, 2025.
Acquired Fund Fees and Expenses, Note [Text Block]	Acquired Fund Fees and Expenses are based on the expense ratios of the other investment companies in which the Fund invests, which may change substantially over time and, therefore, significantly affect the Acquired Fund Fees and Expenses. Acquired Fund Fees and Expenses are borne indirectly by the Fund, but they will not be reflected in the Fund’s financial statements; and the information presented in the table will differ from that presented in the Fund’s financial highlights.
Institutional Class [Member]
Other Transaction Expenses [Abstract]
Management Fees [Percent]	1.02%	[1]
Dividend Expenses on Preferred Shares [Percent]	1.73%	[2],[3]
Distribution/Servicing Fees [Percent]
Acquired Fund Fees and Expenses [Percent]	0.10%	[4]
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]	0.02%	[5]
Total Annual Expenses [Percent]	2.87%
Class A1 [Member]
Other Transaction Expenses [Abstract]
Management Fees [Percent]	1.02%	[1]
Dividend Expenses on Preferred Shares [Percent]	1.73%	[2],[3]
Distribution/Servicing Fees [Percent]	0.50%
Acquired Fund Fees and Expenses [Percent]	0.10%	[4]
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]	0.02%	[5]
Total Annual Expenses [Percent]	3.37%
Class A2 [Member]
Other Transaction Expenses [Abstract]
Management Fees [Percent]	1.02%	[1]
Dividend Expenses on Preferred Shares [Percent]	1.73%	[2],[3]
Distribution/Servicing Fees [Percent]	0.50%
Acquired Fund Fees and Expenses [Percent]	0.10%	[4]
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]	0.02%	[5]
Total Annual Expenses [Percent]	3.37%
Class A3 [Member]
Other Transaction Expenses [Abstract]
Management Fees [Percent]	1.02%	[1]
Dividend Expenses on Preferred Shares [Percent]	1.73%	[2],[3]
Distribution/Servicing Fees [Percent]	0.75%
Acquired Fund Fees and Expenses [Percent]	0.10%	[4]
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]	0.02%	[5]
Total Annual Expenses [Percent]	3.62%
If you redeem your shares Institutional Class [Member]
Other Annual Expenses [Abstract]
Expense Example, Year 01	$ 29	[6]
Expense Example, Years 1 to 3	89	[6]
Expense Example, Years 1 to 5	151	[6]
Expense Example, Years 1 to 10	319	[6]
If you redeem your shares Class A1 [Member]
Other Annual Expenses [Abstract]
Expense Example, Year 01	34	[6]
Expense Example, Years 1 to 3	104	[6]
Expense Example, Years 1 to 5	176	[6]
Expense Example, Years 1 to 10	366	[6]
If you redeem your shares Class A2 [Member]
Other Annual Expenses [Abstract]
Expense Example, Year 01	73	[6]
Expense Example, Years 1 to 3	130	[6]
Expense Example, Years 1 to 5	200	[6]
Expense Example, Years 1 to 10	385	[6]
If you redeem your shares Class A3 [Member]
Other Annual Expenses [Abstract]
Expense Example, Year 01	36	[6]
Expense Example, Years 1 to 3	111	[6]
Expense Example, Years 1 to 5	187	[6]
Expense Example, Years 1 to 10	388	[6]
If you do not redeem your shares Class A2 [Member]
Other Annual Expenses [Abstract]
Expense Example, Year 01	63	[6]
Expense Example, Years 1 to 3	130	[6]
Expense Example, Years 1 to 5	200	[6]
Expense Example, Years 1 to 10	$ 385	[6]
Common Shares [Member]
Other Annual Expenses [Abstract]
Basis of Transaction Fees, Note [Text Block]	as a percentage of Net Assets Attributable to Common Shares

[1]	Management fees include fees payable to the Investment Manager for advisory services and for supervisory, administrative and other services. The Fund pays for the advisory, supervisory and administrative services it requires under what is essentially an all-in fee structure (the “unified management fee”). Pursuant to an investment management agreement, PIMCO is paid a Management Fee of 0.75% of the Fund’s total managed assets. The Fund (and not PIMCO) is responsible for certain fees and expenses, which are reflected in the table above, that are not covered by the unified management fee under the investment management agreement. Please see “Management of the Fund - Investment Management Agreement” for an explanation of the unified management fee and definition of “total managed assets.” Management Fees have been restated to reflect leverage attributable to Preferred Shares issued by the Fund on April 16, 2025.
[2]	“Dividend and Other Costs on Preferred Shares” are borne by the Fund separately from the management fees paid to PIMCO. Excluding such expenses, Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement are 1.14%, 1.64%, 1.64% and 1.89% for Institutional Class, Class A-1, Class A-2 and Class A-3 shares, respectively. Amounts shown for Dividend and Other Costs on Preferred Shares include estimated costs attributable to additional Preferred Shares issued on April 16, 2025. Dividends and Other Costs on Preferred Shares is calculated and presented equally across all share classes.
[3]	“Dividends and Other Costs on Preferred Shares” have been restated to reflect the Fund’s outstanding Preferred Shares on April 16, 2025 which represented 26.67% of the Fund’s total average managed assets, at an estimated annual dividend cost of 4.81% (which is based on market conditions as of December 31, 2024), and including the amortization of Preferred Share offering costs of $1,376,538 over the period until such class of Preferred Shares’ next Early Term Redemption Date, as defined below. See “Description of Capital Structure and Shares—Preferred Shares—Mandatory Redemptions.” The actual dividend rate paid on the Preferred Shares will vary over time in accordance with variations in market interest rates. See “Use of Leverage” and “Description of Capital Structure.” Dividend and Other Costs on Preferred Shares are borne directly by the Fund and reflected in the Fund’s financial statement; however, the information presented in the table will differ from that presented in the Fund’s Financial Highlights.
[4]	Acquired Fund Fees and Expenses are based on the expense ratios of the other investment companies in which the Fund invests, which may change substantially over time and, therefore, significantly affect the Acquired Fund Fees and Expenses. Acquired Fund Fees and Expenses are borne indirectly by the Fund, but they will not be reflected in the Fund’s financial statements; and the information presented in the table will differ from that presented in the Fund’s financial highlights.
[5]	“Other Expenses” are based on estimated amounts for the current fiscal year.
[6]	The example above should not be considered a representation of future expenses. Actual expenses may be higher or lower than those shown. The example assumes that the estimated Dividend and Other Costs on Preferred Shares and Other Expenses set forth in the Annual Expenses table are accurate, that the Total Annual Fund Operating Expenses (as described above) remain the same for all periods shown, and that all dividends and distributions are reinvested at NAV. Actual expenses may be greater or less than those assumed. Moreover, the Fund’s actual rate of return may be greater or less than the hypothetical 5% annual return shown in the example. In addition to the fees and expenses described above, you may also be required to pay transaction or other fees on purchases of Institutional Class, Class A-1, Class A-2 or Class A-3 Common Shares of the Fund, which are not reflected in the example.